Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000011965
Shareholder Report [Line Items]
Fund Name	iShares MSCI Taiwan ETF
Trading Symbol	EWT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$32	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%	[1]
AssetsNet	$ 8,794,419,225
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,794,419,225
Number of Portfolio Holdings...
88
Portfolio Turnover Rate...
14%

C000119708
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Emerging Markets ETF
Trading Symbol	IEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[2]
AssetsNet	$ 148,815,240,385
Holdings Count | Holding	2,667
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$148,815,240,385
Number of Portfolio Holdings...
2,667
Portfolio Turnover Rate...
2%

C000141922
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Emerging Markets ETF
Trading Symbol	HEEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[3],[4],[5]
AssetsNet	$ 240,154,935
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	3.00%
C000011970
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ETF
Trading Symbol	EEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$40	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[6]
AssetsNet	$ 30,223,755,862
Holdings Count | Holding	1,225
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$30,223,755,862
Number of Portfolio Holdings...
1,225
Portfolio Turnover Rate...
2%

C000011950
Shareholder Report [Line Items]
Fund Name	iShares MSCI Australia ETF
Trading Symbol	EWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[7]
AssetsNet	$ 1,437,775,611
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,437,775,611
Number of Portfolio Holdings...
48
Portfolio Turnover Rate...
3%

C000011953
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan ETF
Trading Symbol	EWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 20,311,573,641
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$20,311,573,641
Number of Portfolio Holdings...
182
Portfolio Turnover Rate...
2%

C000011955
Shareholder Report [Line Items]
Fund Name	iShares MSCI Mexico ETF
Trading Symbol	EWW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$28	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%	[9]
AssetsNet	$ 2,653,392,681
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,653,392,681
Number of Portfolio Holdings...
43
Portfolio Turnover Rate...
5%

C000061365
Shareholder Report [Line Items]
Fund Name	iShares MSCI Israel ETF
Trading Symbol	EIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$31	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%	[10]
AssetsNet	$ 848,657,447
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$848,657,447
Number of Portfolio Holdings...
117
Portfolio Turnover Rate...
10%

C000050069
Shareholder Report [Line Items]
Fund Name	iShares MSCI Turkey ETF
Trading Symbol	TUR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[11]
AssetsNet	$ 346,331,563
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$346,331,563
Number of Portfolio Holdings...
80
Portfolio Turnover Rate...
5%

C000087836
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Equal Weighted ETF
Trading Symbol	EUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[12]
AssetsNet	$ 1,578,318,908
Holdings Count | Holding	540
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,578,318,908
Number of Portfolio Holdings...
540
Portfolio Turnover Rate...
18%

C000154544
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Equity Factor ETF
Trading Symbol	EMGF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$14	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[13]
AssetsNet	$ 1,695,734,926
Holdings Count | Holding	572
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,695,734,926
Number of Portfolio Holdings...
572
Portfolio Turnover Rate...
9%

C000186806
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ex China ETF
Trading Symbol	EMXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$15	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.25%	[14]
AssetsNet	$ 18,126,854,800
Holdings Count | Holding	644
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$18,126,854,800
Number of Portfolio Holdings...
644
Portfolio Turnover Rate...
8%

C000011961
Shareholder Report [Line Items]
Fund Name	iShares MSCI Austria ETF
Trading Symbol	EWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[15]
AssetsNet	$ 142,690,926
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$142,690,926
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
7%

C000011956
Shareholder Report [Line Items]
Fund Name	iShares MSCI Netherlands ETF
Trading Symbol	EWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[16]
AssetsNet	$ 327,114,258
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$327,114,258
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
13%

C000011972
Shareholder Report [Line Items]
Fund Name	iShares MSCI Eurozone ETF
Trading Symbol	EZU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[17]
AssetsNet	$ 10,175,878,892
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,175,878,892
Number of Portfolio Holdings...
228
Portfolio Turnover Rate...
2%

C000011952
Shareholder Report [Line Items]
Fund Name	iShares MSCI Italy ETF
Trading Symbol	EWI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[18]
AssetsNet	$ 676,738,576
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$676,738,576
Number of Portfolio Holdings...
28
Portfolio Turnover Rate...
8%

C000011964
Shareholder Report [Line Items]
Fund Name	iShares MSCI Switzerland ETF
Trading Symbol	EWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[19]
AssetsNet	$ 1,751,258,328
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,751,258,328
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
6%

C000109988
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Metals & Mining Producers ETF
Trading Symbol	PICK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$26	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.39%	[20]
AssetsNet	$ 2,074,799,761
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,074,799,761
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
5%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Rounds to less than 0.01%.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.